Vessels, net, Vessels, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Depreciation [Abstract]
Depreciation	$ (14,349)	$ (13,289)	$ (7,670)
Net Book Value [Abstract]
Beginning balance	418,272
Depreciation	(14,349)	(13,289)	(7,670)
Ending balance	394,691	418,272
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	409,264	163,501
Transferred from advances for vessels under construction		245,763
Ending balance	409,264	409,264	163,501
Accumulated Depreciation [Abstract]
Beginning balance	(20,205)	(6,916)
Depreciation	(14,349)	(13,289)
Ending balance	(34,554)	(20,205)	(6,916)
Net Book Value [Abstract]
Beginning balance	389,059	156,585
Transferred from advances for vessels under construction		245,763
Depreciation	(14,349)	(13,289)
Ending balance	$ 374,710	$ 389,059	$ 156,585